SHORT TERM AND LONG-TERM DEBT - Narrative (Details)		1 Months Ended		6 Months Ended
	Apr. 01, 2023	Mar. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)	Jun. 30, 2023 USD ($)	Feb. 28, 2023 USD ($)	Dec. 31, 2022 USD ($)
Debt Instrument [Line Items]
Total debt				$ 1,879,338,000		$ 1,732,679,000
Minimum
Debt Instrument [Line Items]
Book equity ratio	0.20
Maximum
Debt Instrument [Line Items]
Book equity ratio	1.0
$629 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 629,000,000			$ 629,000,000
$290 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 290,000,000		$ 290,000,000
Basis spread on variable rate (percent)		1.85%
Term		6 years
Debt instrument, age adjusted, term		22 years
$125 Million Term Loan Facility
Debt Instrument [Line Items]
Percentage of commitment allocated to borrower				33.33%
$250 Million Revolving Credit Facility
Debt Instrument [Line Items]
Percentage of commitment allocated to borrower				33.33%
Floating rate long-term debt
Debt Instrument [Line Items]
Total debt				$ 1,329,934,000		1,329,878,000
Floating rate long-term debt | $629 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				629,000,000	629,000,000
Total debt				0		467,865,000
Floating rate long-term debt | $140 Million Revolving Credit Facility
Debt Instrument [Line Items]
Total debt				136,400,000
Line of credit
Debt Instrument [Line Items]
Total debt				400,000,000		250,000,000
Line of credit | $375 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity				375,000,000	$ 375,000,000
Line of credit | $290 Million Facility
Debt Instrument [Line Items]
Maximum borrowing capacity		$ 290,000,000		290,000,000
Line of credit | $140 Million Revolving Credit Facility
Debt Instrument [Line Items]
Face amount		140,000,000
Line of credit | $150 Million Revolving Credit Facility
Debt Instrument [Line Items]
Face amount		$ 150,000,000
Line of credit | $150 million revolving tranche under the $290 Million Facility
Debt Instrument [Line Items]
Face amount				150,000,000
Total debt				150,000,000		0
Loan covenant
Debt Instrument [Line Items]
Face amount				$ 25,000,000
Term				6 months
Loan covenant, percent				5.00%
Flex Amber Sale and Leaseback
Debt Instrument [Line Items]
Repayments of unsecured debt			$ 136,900,000
Flex Amber Sale and Leaseback | Floating rate long-term debt
Debt Instrument [Line Items]
Total debt				$ 0		139,022,000
Flex Rainbow $180 Million Sale and Leaseback
Debt Instrument [Line Items]
Sale and leaseback agreement, lease period		9 years 10 months 24 days
Sale and leaseback agreement, amount due under financing arrangement				175,600,000
Flex Rainbow $180 Million Sale and Leaseback | Floating rate long-term debt
Debt Instrument [Line Items]
Gross price		$ 180,000,000		180,000,000
Total debt				178,345,000		0
$330 Million Sale and Leaseback
Debt Instrument [Line Items]
Sale and leaseback agreement, lease period			10 years
Sale and leaseback agreement, amount due under financing arrangement				318,600,000
Sale leaseback transaction, additional lease term			2 years
Basis spread on variable rate (percent)			2.15%
$330 Million Sale and Leaseback | Flex Amber
Debt Instrument [Line Items]
Sale and leaseback agreement, consideration transferred			$ 170,000,000
$330 Million Sale and Leaseback | Flex Artemis
Debt Instrument [Line Items]
Sale and leaseback agreement, consideration transferred			160,000,000
$330 Million Sale and Leaseback | Floating rate long-term debt
Debt Instrument [Line Items]
Gross price			$ 330,000,000	330,000,000
Total debt				$ 321,500,000		$ 0